Other receivables and liabilities	12 Months Ended
Dec. 31, 2023
Prepayments and accrued income other than contract assets [abstract]
Other receivables and liabilities	4.6. Other receivables and liabilities
Other non-current receivables

EURm	2023	2022
R&D tax credits	127	114
Indirect tax receivables	45	46
Other	41	79
Total	213	239
Other current receivables

EURm	2023	2022
VAT and other indirect tax receivables	302	457
Prepayments related to contract manufacturing	128	62
IT-related prepaid expenses	59	41
R&D tax credits and grant receivables	46	28
Divestment-related receivables	28	26
Other	201	320
Total	764	934
Other non-current liabilities

EURm	2023	2022
Salaries, wages and social charges	42	46
Other	69	57
Total	111	103
Other current liabilities

EURm	2023	2022
Salaries, wages and social charges	1 176	1 669
Accrued expenses related to customer projects	442	466
Discounts without performance obligations	404	539
VAT and other indirect tax payables	323	328
Other(1)	479	617
Total	2 824	3 619
(1)Includes accrued logistics, R&D, IT and royalty expenses.